Goodwill and Other Intangible Assets Goodwill and Other Intangible Assets - Changes in Carrying Value of Goodwill and other Intangible Assets (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Roll Forward]
Amortizing Intangible Assets, Beginning Balance	$ 285	$ 350	$ 636
Amortization of Intangible Assets	(16)	(65)	(65)
Amortizing Intangible Assets, Ending Balance	269	285	350
Goodwill, Beginning Balance	1,608	1,608
Goodwill, Ending Balance	1,608	1,608	1,608
Other Non-Amortizing Intangible Assets, Beginning Balance	148	148	2,514
Other Non-Amortizing Intangible Assets, Ending Balance	$ 148	$ 148	$ 148